RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
RESTRICTED CASH
RESTRICTED CASH

11.    RESTRICTED CASH

	December 31,	December 31,	December 31,
	2019	2018	2017
Restricted cash	$462,874	$439,736	$478,260

Restricted cash represents C$600,000 security held by a Canadian Chartered Bank as a guarantee for the Company’s same day electronic processing facility and corporate credit card facility.